CAPITAL STOCK - Disclosure of detailed information about summary of RSUs (Details) - Restricted share units [Member] - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding, beginning of period	541,657	915,814	645,000
Settled	(139,999)	(716,664)	(123,336)
Repurchased	(198,329)	(251,667)	(130,850)
Cancelled / forfeited		(155,826)
Granted		750,000	525,000
Outstanding, end of period	203,329	541,657	915,814